Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000075564 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	48.90%
C000075564 | Domestic Equities
Holdings [Line Items]
Percent of Net Asset Value	36.90%
C000075564 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000075565 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	39.40%
C000075565 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000075565 | Domestic Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	43.90%
C000107929 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	49.60%
C000107929 | Domestic Equities
Holdings [Line Items]
Percent of Net Asset Value	35.60%
C000107929 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000154558 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	39.30%
C000154558 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000154558 | Domestic Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	43.10%
C000112693 | Balanced Fund
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000107931 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	49.50%
C000107931 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	50.50%
C000107931 | Convertible Bond
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000107931 | Private Placements
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000107931 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000107930 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000107930 | Domestic Equities
Holdings [Line Items]
Percent of Net Asset Value	53.40%
C000107930 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000107932 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	39.60%
C000107932 | Domestic Equities
Holdings [Line Items]
Percent of Net Asset Value	43.00%
C000107932 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000135433 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000135433 | Domestic Equities
Holdings [Line Items]
Percent of Net Asset Value	81.40%